Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance	$ (7,817)	$ (5,139)	$ (5,147)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	393	489
Credit related fair value adjustments	(93)	(125)
Carrying value	300	364
Carrying value net of related allowance	290	355
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ (10)	$ (9)